RELATED PARTY TRANSACTIONS - Accrued expenses and other current liabilities (Details) ¥ in Thousands, £ in Thousands, $ in Thousands			12 Months Ended
	Jan. 31, 2023 USD ($)	Jan. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Apr. 30, 2022 USD ($)
RELATED PARTY TRANSACTIONS
Amount recorded as inventories			$ 265,190		$ 22,703
Amounts due to related parties			25,193		12,523
Short-term lease cost			4,288		2,595		$ 847
Related party
RELATED PARTY TRANSACTIONS
Cash consideration	$ 22,296	£ 18,055
Accrued expenses and other current liabilities			289,845		183,216
Related party | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			1,605		2,952
Distribution agreement amount payable			23,047
Related party | Purchase of products and services
RELATED PARTY TRANSACTIONS
Purchases			852,623		44,347		14,259
Cost of goods sold			549,893		839		331
Amount recorded as inventories			248,331
Related party | Purchase of products and services | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Related parties for purchase			27,660		8,684
Related party | Purchase of products and services | Accounts Payable
RELATED PARTY TRANSACTIONS
Related parties for purchase			340,419		5,770
Related party | Purchase of products and services | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Amount recorded as inventories					21,880
Related party | Purchase of products and services for R&D activities
RELATED PARTY TRANSACTIONS
Purchases			134,721		167,012		47,442
Related party | Purchase of products and services for R&D activities | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			217,256		162,942
Related party | Purchase of equipment and software
RELATED PARTY TRANSACTIONS
Purchases			11,223		42,798		6,255
Related party | Purchase of equipment and software | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			19,786		8,366
Related party | Purchase of R&D equipment and software
RELATED PARTY TRANSACTIONS
Purchases					11,223
Related party | Purchase of R&D equipment and software | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Purchases			42,798		6,255
Related party | Purchase of show cars for exhibition
RELATED PARTY TRANSACTIONS
Deposits received from related party				¥ 251		¥ 1,584	0
Deposits included in other non-current liabilities - related parties								¥ 1,634		$ 1,584
Related party | Purchase of show cars for exhibition | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties					0				¥ 168
Related party | Staff salary, social welfare and other travel expenses
RELATED PARTY TRANSACTIONS
Payments of expense by related party on behalf of group			14,514		2,952
Related party | Staff salary, social welfare and other travel expenses | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			14,514		2,952
Related party | Short-term lease
RELATED PARTY TRANSACTIONS
Short-term lease cost			765		347		$ 243
Related party | Short-term lease | Accrued expenses and other current liabilities
RELATED PARTY TRANSACTIONS
Amounts due to related parties			323		272
Related party | Short-term lease | Prepayments and other current assets
RELATED PARTY TRANSACTIONS
Short-term lease cost			$ 82		$ 0